Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Goodwill	$ 21,321	$ 20,622
Carrying amount	29,127	29,515
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity	22,828	23,097
Goodwill	479	519
Carrying amount	$ 23,307	$ 23,616